Schedule of Concentration Risk Percent (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Product Information [Line Items]
Revenues	$ 4,904,381
Cost of goods	4,109,128
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Product Information [Line Items]
Revenues	$ 2,398,185
Concentrationr risk, percentage	49.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Product Information [Line Items]
Revenues	$ 2,506,196
Concentrationr risk, percentage	51.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Product Information [Line Items]
Concentrationr risk, percentage	24.00%
Accounts receivable	$ 788,834
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Product Information [Line Items]
Concentrationr risk, percentage	76.00%
Accounts receivable	$ 2,506,196
Cost of Goods and Service, Product and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor C [Member]
Product Information [Line Items]
Concentrationr risk, percentage	100.00%
Cost of goods	$ 4,109,128
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor C [Member]
Product Information [Line Items]
Concentrationr risk, percentage	100.00%
Accounts payable	$ 2,498,787